Equity-Based Compensation - Class B Units (Details)		12 Months Ended
	May 03, 2017	Dec. 31, 2017 $ / shares shares
Weighted-Average Participation Threshold per Class B Unit
Conversion ratio	0.8	1.25
Class B Units
Number of Class B Units (in thousands)
Outstanding, Beginning of Period (in shares) | shares		6,740,000
Granted (in shares) | shares		767,000
Exchanged (in shares) | shares		(51,000)
Forfeited (in shares) | shares		(35,000)
Outstanding, End of Period (in shares) | shares		7,421,000
Vested, End of Period (in shares) | shares		3,873,000
Expected to vest, End of Period (in shares) | shares		3,548,000
Weighted-Average Participation Threshold per Class B Unit
Outstanding, Beginning of Period (in dollars per share)		$ 1.91
Granted (in dollars per share)		12.00
Exchanged (in dollars per share)		1.81
Forfeited (in dollars per share)		3.48
Outstanding, End of Period (in dollars per share)		2.95
Vested, End of Period (in dollars per share)		1.41
Expected to vest, End of Period (in dollars per share)		$ 4.62
Maximum number of awards authorized for grant (in shares) | shares		10,000,000
Participation threshold (in dollars per share)		$ 12.00
Class B Units | Minimum
Weighted-Average Participation Threshold per Class B Unit
Granted (in dollars per share)		0
Participation threshold (in dollars per share)		0
Class B Units | Maximum
Weighted-Average Participation Threshold per Class B Unit
Granted (in dollars per share)		12.00
Participation threshold (in dollars per share)		$ 12.00